Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Segments

Segments

In accordance with criteria under ASC 280, which establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM reviews results to assess performance, make decisions, and allocates operating and capital resources of the Company as a whole, therefore, there is only one reportable segment. The CODM does not distinguish its principal business activities for the purpose of internal reporting and uses net loss to allocate resources in the annual budgeting and forecasting process, along with using that measure as a basis for evaluating financial performance quarterly by comparing the actual results with historical budgets.

Significant segment expenses that are provided to CODM on a regular basis and are included within reported measure of segment profit or loss are research and development and general and administrative. Other segment items are represented by change in fair value of SAFE Notes, interest and other income.

The condensed consolidated statements of operations for the three and nine months ended September 30, 2025 and 2024, reflect the significant segment expenses and other segment items, as well as the condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024, for the one reportable segment.

Segments

In accordance with criteria under ASC 280, which establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company’s CODM reviews results to assess performance, make decisions, and allocates operating and capital resources of the Company as a whole, therefore, there is only one reportable segment. The CODM does not distinguish its principal business activities for the purpose of internal reporting and uses net loss to allocate resources in the annual budgeting and forecasting process, along with using that measure as a basis for evaluating financial performance quarterly by comparing the actual results with historical budgets.

Significant segment expenses that are provided to CODM on a regular basis and are included within reported measure of segment profit or loss are research and development and general and administrative. Other segment items are represented by change in fair value of SAFE Notes, interest and other income.

The statements of operations for the years ended December 31, 2024 and 2023, reflect the significant segment expenses and other segment items, as well as the balance sheets as of December 31, 2024 and 2023, for the one reportable segment.

Use of Estimates

Use of Estimates

The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results may differ from these estimates.

Use of Estimates

The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results may differ from these estimates.

Fair Value Measurements

Fair Value Measurements

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. There are no transfers in and out of Levels 1 and 2, and activity in Level 3 represents fair value measurements.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company is able to access.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Valuations based on inputs that are unobservable and significant to the entire fair value measurement.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities approximate their fair value due to the short-term nature of these assets and liabilities. The Company’s SAFE Notes (see Note 5) are carried at fair value and classified as Level 3 liabilities.

Fair Value Measurements

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. There are no transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company is able to access.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3 - Valuations based on inputs that are unobservable and significant to the entire fair value measurement.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The Company’s cash and cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities approximate their fair value due to the short-term nature of these assets and liabilities. The Company’s SAFE Notes (see Note 5) are carried at fair value and classified as Level 3 liabilities.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company maintains deposits in financial institutions that at times exceed the insured amounts provided by the Federal Deposit Insurance Corporation. The Company believes it is not exposed to any significant credit risk to cash. Money market funds and other short-term investments with an original maturity of three months or less are considered cash equivalents.

Cash and Cash Equivalents

The Company maintains deposits in financial institutions that at times exceed the insured amounts provided by the Federal Deposit Insurance Corporation. The Company believes it is not exposed to any significant credit risk to cash. Certificates of deposit and other short-term investments with an original maturity of three months or less are considered cash equivalents.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance which do not extend the useful lives of the assets are charged to operations as incurred.

The Company reviews its long-lived assets periodically to determine potential impairment by comparing the carrying value of those assets with the estimated future undiscounted cash flows expected to result from the use of the assets, including cash flows from disposition. Should the sum of the expected future undiscounted cash flows be less than the carrying value, the Company would recognize an impairment loss at that time. No impairment loss was recognized during the periods ended September 30, 2025 and 2024. The estimated useful lives of the Company’s property and equipment are as follows:

Useful Life
Equipment	3 years

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation are computed using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance which do not extend the useful lives of the assets are charged to operations as incurred.

The Company reviews its long-lived assets periodically to determine potential impairment by comparing the carrying value of those assets with the estimated future undiscounted cash flows expected to result from the use of the assets, including cash flows from disposition. Should the sum of the expected future undiscounted cash flows be less than the carrying value, the Company would recognize an impairment loss at that time. No impairment loss was recognized in 2024 or 2023. The estimated useful lives of the Company’s property and equipment are as follows:

Useful Life
Equipment	3 years

SAFE Notes

SAFE Notes

The Company has issued Simple Agreements for Future Equity in exchange for cash financing.

The Company has accounted for its SAFE Notes as derivatives under the FASB ASC 815-40 and ASC 815-10 and presented them as long-term liabilities in the accompanying condensed consolidated balance sheets. If any changes in the fair value of the SAFEs occur, the Company will record such changes through earnings.

Upon Merger on September 5, 2025, the Company converted the SAFE Notes to common stock (see Note 4).

SAFE Notes

The Company has issued Simple Agreements for Future Equity (“SAFE Notes”) in exchange for cash financing.

The Company has accounted for its SAFE Notes as derivatives under the FASB ASC 815-40 and ASC 815-10 and presented them as long-term liabilities in the accompanying balance sheets. If any changes in the fair value of the SAFEs occur, the Company will record such changes through earnings.

Research and Development Expenses

Research and Development Expenses

Research and development expenses include consulting fees and registration fees related to the Company’s pursuit of developing intellectual property, and analytical work. The Company expenses all research and development costs in the periods in which they are incurred.

Research and Development Expenses

Research and development expenses include consulting fees and registration fees related to the Company’s pursuit of furthering intellectual property, and analytical work. The Company expenses all research and development costs in the periods in which they are incurred.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”. The Company measures all stock-based awards granted to employees, directors and non-employee consultants based on the fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company classifies stock-based compensation expense in its statement of operations in the same manner in which the award recipient’s costs are classified.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”. The Company measures all stock-based awards granted to employees, directors and non-employee consultants based on the fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company classifies stock-based compensation expense in its statement of operations in the same manner in which the award recipient’s costs are classified.

Net Loss Per Common Share

Net Loss Per Common Share

We calculate basic net loss per common share in accordance with ASC 260, “Earnings Per Share,” based on the weighted-average number of outstanding common shares during the fiscal period. Diluted loss per common share is based on the weighted-average number of outstanding common shares plus the weighted-average number of potential outstanding common shares. The calculation of diluted net loss does not consider the effect of the warrants to purchase an aggregate of 586,666 common stock and stock options to purchase an aggregate of 1,461,062 common stock, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. In periods where potentially dilutive securities they are anti-dilutive, such amounts are excluded from the calculations of dilutive earnings (loss) per share. All potentially dilutive securities are anti-dilutive for the three and nine-months ended September 30, 2025. For the three and nine months ended September 30, 2024, the Company had SAFE Notes, which are anti-dilutive and the number of shares as of September 30, 2024 are indeterminable.

Net Loss Per Common Share

We calculate basic net loss per common share in accordance with ASC 260, “Earnings Per Share,” based on the weighted-average number of outstanding common shares during the fiscal period. Diluted loss per common share is based on the weighted-average number of outstanding common shares plus the weighted-average number of potential outstanding common shares. In periods where they are anti-dilutive, such amounts are excluded from the calculations of dilutive earnings per share. Net loss per common share is computed separately for each period presented. There were no dilutive shares for the years ended December 31, 2024 and 2023.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with ASC 740, “Income Taxes.” Under ASC 740, the provision for income taxes is comprised of taxes that are currently payable and deferred taxes that relate to the temporary differences between financial reporting carrying values and tax bases of assets and liabilities. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. Deferred tax assets and liabilities are calculated by applying existing tax laws and the rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rules on deferred tax assets and liabilities is recognized in operations in the year of change. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes using a recognition and measurement threshold for tax positions taken or expected to be taken in a tax return, which are subject to examination by federal and state taxing authorities. The tax benefit from an uncertain tax position is recognized when it is more likely than not that the position will be sustained upon examination by taxing authorities based on technical merits of the position. The amount of the tax benefit recognized is the largest amount of the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The effective tax rate and the tax basis of assets and liabilities reflect management’s estimates of the ultimate outcome of various tax uncertainties. Once identified, the Company will recognize penalties and interest related to uncertain tax positions within the provision (benefit) for income taxes line in the accompanying statements of operations.

Management has determined that the Company does not have any uncertain tax positions and associated unrecognized benefits that materially impact the financial statements or related disclosures. Since tax matters are subject to some degree of uncertainty, there can be no assurance that the Company’s tax returns will not be challenged by the taxing authorities and that the Company or its members will not be subject to additional tax, penalties, and interest as a result of such challenge. Generally, the Company is subject to examination by taxing authorities for a period of three years from the date the returns are filed. All returns since inception are subject to examination by taxing authorities.

Risk and Uncertainties

Risk and Uncertainties

The ongoing regional conflicts around the world and certain other macroeconomic factors including tariffs, inflation, and rising interest rates, have contributed to economic uncertainty. Additionally, events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems. Furthermore, it is possible that U.S. policy changes, including planned or proposed budget cuts at the federal government level, could increase market volatility in the near term. These factors, amongst other things, could result in further economic uncertainty and volatility in the capital markets in the near term, and could negatively affect our operations. We will continue to monitor material impacts on our business strategies and operating results.

Risk and Uncertainties

The ongoing regional conflicts around the world and certain other macroeconomic factors including tariffs, inflation, and rising interest rates, have contributed to economic uncertainty. Additionally, events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems. Furthermore, it is possible that U.S. policy changes, including planned or proposed budget cuts at the federal government level, could increase market volatility in the near term. These factors, amongst other things, could result in further economic uncertainty and volatility in the capital markets in the near term, and could negatively affect our operations. We will continue to monitor material impacts on our business strategies and operating results.

New Accounting Pronouncements

New Accounting Pronouncements

The Company does not believe that any recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.

New Accounting Pronouncements

In November 2024, the FASB issued ASU No. 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments (“ASU 2024-04”). ASU 2024-04 clarifies requirements for determining whether certain settlements of convertible debt instruments, including convertible debt instruments with cash conversion features or convertible debt instruments that are not currently convertible, should be accounted for as an induced conversion. The standard is effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in an interim or annual reporting period in which financial statements have not yet been issued (or made available for issuance), but no earlier than the adoption of ASU 2024-04. The Company is currently evaluating the impact ASU 2024-04 will have on its financial statements.

In November 2024, the FASB issued ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). Under ASU 2024-03, a public entity is required to disclose information about purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion for each income statement line item that contains those expenses. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. ASU 2024-03 allows for early adoption and requires either prospective adoption to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospectively to any or all prior periods presented in the financial statements. The Company is currently assessing the impact of ASU 2024-03 on the Company’s Financial Statement disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. The provisions of ASU 2023-09 are effective for annual periods beginning after December 15, 2025; early adoption is permitted using either a prospective or retrospective transition method. The Company expects ASU 2023-09 to require additional disclosures in the notes to its financial statements.

The Company does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.